SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 9 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

a.	Marketable securities:

As of December 31, 2011 the Company's entire investment portfolio is classified as available for sale. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified as held-to-maturity as of that date, to available-for-sale, since based on management's evaluation, the Company might not hold these securities to maturity, but rather sell a portion of the securities to provide funds for operations. As a result, a net unrecognized loss of approximately $160,000 was recognized as a separate component of comprehensive income (loss) as of that date.

The securities mature over the following years:

	December 31
	2010	2011
	In thousands
Mature within 12 months	$11,585	$5,347
Mature after one year up to 2 years	5,629	4,047
Mature after two years up to 3 years	3,590	3,732
Mature after 3 years up to 7 years	7,132	5,515
Mature after 7 years up to 25 years	-,-	1,062
	$27,936	$19,703

At December 31, 2010 and 2011, the amortized cost basis, aggregate fair value and unrealized holding gains and losses by securities were as follows:

	Amortized cost	Aggregate fair value	Unrealized gains	Unrealized losses
	In thousands
December 31, 2010:
Quoted Israeli
corporate debentures	$13,240	$12,385	$551		$(1,406)
Quoted non-Israeli
corporate debentures	8,065	8,054	5		(16)
Non-quoted Israeli
corporate debentures	7,493	7,497	9		(5)
	$28,798	$27,936	$565	$	*(1,427)
December 31, 2011:
Quoted Israeli
corporate debentures	$20,895	$17,868	$198		$(3,225)
Quoted non-Israeli
corporate debentures	514	513	-,-		(1)
Non-quoted Israeli
corporate debentures	1,834	1,322	7		(519)
	$23,243	$19,703	$205	$	**(3,745)

*	Including an other-than-temporary impairment of approximately $1 million which was recorded as financial expense in the consolidated statement of operations.
**	As of December 31, 2011, the company recognized other than temporary impairment on all investments in an unrealized loss position.

	December 31
	2010	2011
	In thousands
b. Trade receivables
Open accounts	$6,624	$6,482

The allowance for doubtful accounts at December 31, 2010 and 2011 was zero.

	December 31
	2010	2011
	In thousands
c. Other current assets:
Government of Israel	$1,517	$300
Prepaid expenses	622	475
Advances to suppliers	995	1,451
Sundry	63	12
	$3,197	$2,238

d. Inventories:
Raw materials	$169	$524
Finished goods	3,014	3,558
	$3,183	$4,082

e. Accrued expenses and other payables:

	December 31
	2010	2011
	In thousands
Accrued expenses in respect of deferred income, see f. below	$91	$94
Employees and employee institutions	1,672	1,411
Provision for vacation pay	1,101	624
Provision for warranty *	911	1,217
Accrued royalties and commitments	1,249	1,733
Accrued interest	400	699
Advances from customers	279	-,-
Executives	130	372
Sundry	1,077	28
	$6,910	$6,178

	Year ended December 31
	2009	2010	2011
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$894	$998	$911
Payments made under the warranty	(344)	(440)	(184)
Product warranties issued for new sales	448	550	585
Changes in accrual in respect of pre-existing warranties	-,-	(197)	(95)
Balance at end of year	$998	$911	$1,217

f. Deferred income:

	December 31
	2010		2011
	In thousands
Revenues to be recognized in future periods		$2,024		$2,350
Applicable PCS, warranty and other costs		(91)		(94)
	$	*1,933	$	*2,256

	Year ended December 31
	2009	2010	2011
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$2,787	$1,371	$1,933
Recognized during the year	(2,181)	(849)	(1,069)
Deferred income relating to new sales	765	1,411	1,392
Balance at end of year	$1,371	$1,933	$2,256

Statements of operations:

g.	Segment information and revenues from principal customers

The Company operates in one operating segment. Disaggregated financial data is provided below as follows: (1) revenues by geographic area; and (2) revenues from principal customers:

1)	Geographic information

Following is a summary of revenues by geographic area. The Company sells its products mainly to telecommunications carriers. Revenues are attributed to geographic areas based on the location of the end users as follows:

	Year ended December 31
	2009	2010	2011
	In thousands
Japan	$6,015	$3,485	$2,694
Germany	1,725	1,947	3,308
Korea	2,916	242	169
United States	1,655	135	194
India	-,-	5,852	2,622
Sweden	-,-	1,360	3,601
Other	416	1,610	2,997
	$12,727	$14,631	$15,585

A majority of the Company's property and equipment is located in Israel.

2)	Revenues from principal customers - revenues from a single customer that exceeds 10% of total revenues in the relevant year:

	Year ended December 31
	2009	2010	2011
	In thousands
Customer A	$5,604	$3,387	$2,584
Customer B	$1,725	$968	$403
Customer C	$2,916	$242	$117
Customer D	$1,655	$135	$194
Customer E	-	$5,852	$2,622
Customer F	-	$1,360	$3,601

h.	Cost of revenues:

	Year ended December 31
	2009	2010	2011
	In thousands
Materials consumed, subcontractors
and other production expenses	$7,615	$8,234	$6,713
Payroll and related expenses	1,042	1,173	1,025
Depreciation	168	230	173
Increase in inventories of finished products	(1,429)	(854)	(544)
Other	848	557	1,279
	$8,244	$9,340	$8,646

i.	Research and development expenses - net:

	Year ended December 31
	2009	2010	2011
	In thousands
Total expenses	$15,330	$16,667	$13,118
Less - grants and participations, see Note 5a	1,722	2,569	3,209
	$13,608	$14,098	$9,909

j.	Financial expenses - net:

Income:
Interest on bank deposits	$72	$17	$35
Gain and interest on marketable securities	2,901	2,167	1,826
Other (including mainly currency transaction gains, net)	28	-,-	-,-
	$3,001	$2,184	$1,861

Expenses:
Interest in respect of convertible subordinated notes and bank loans	$2,137	$1,962	$2,477
Amortization of convertible subordinated
notes issuance costs and discount	1,129	1,333	894
Impairment and loss from the sale of marketable securities	97	447	3,013
Other (mainly currency transaction
losses and bank charges, net)	-,-	84	468
	3,363	3,826	6,852
	$(362)	$(1,642)	$(4,991)

k.	Other income:

The Company recorded other income of $369,000 in the year ended December 31, 2011 ($1.6 million in the year ended December 31, 2010) as a result of the sale of an equity investment.

l.	Transactions with related parties:

Since July 1, 2003 and through June 30, 2011, the Company has provided Tikcro, a related party, with certain administrative services. The agreement between the parties was terminated on June 30, 2011. The amount paid by Tikcro for such services for each of the two years ended December 31, 2010 was $48,000, and for the period from January 1, 2011 to June 30, 2011 was $24,000.

As to the purchase of shares and warrants by two executives, see note 6e.

m.	Loss per share:

As of December 31, 2009, 2010 and 2011, options to purchase a total amount of 5,167,509, 5,310,025 and 5,099,957 shares, respectively, were not taken into account, because of their anti dilutive effect or because performance based options did not have goals which were probable to be met.

As of December 31, 2009, 2010 and 2011, an aggregate of 1,543,000, 1,285,714 and 1,285,640 shares, respectively, which could be issued in connection with the conversion of Series A convertible subordinated notes, were not taken into account because of their anti-dilutive effect.

As of December 31, 2010 and 2011, warrants to purchase a total amount of 2,385,771 and 2,529,771 shares, were not taken into account, because of their anti dilutive effect.

As of December 31, 2011, an aggregate of 3,077,900 shares, which could be issued in connection with the conversion of Series B convertible subordinated notes (originally issued in June 2011, see note 4) were taken into account because of their dilutive effect.